SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation	Basis of presentation The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").
Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries, and its VIEs. All inter-company transactions and balances have been eliminated upon consolidation.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and accounts that have the general characteristics of demand deposits in that the customer may deposit additional funds at any time and also effectively may withdraw funds at any time without prior notice or penalty.

Restricted cash	Restricted cash Restricted cash is related to deposits with financial institutions as guarantees to issue standby letters of credit and is restricted as to withdrawal or usage.
Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company measures certain assets, including the cost method investments, at fair value on a nonrecurring basis when they are deemed to be other-than-temporarily impaired. The fair values of these investments are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Fair value of acquired assets and contingent consideration is discussed in Note 3.

Fair value of trading securities is discussed in Note 5.

Short-term Investments

Short-term investments

Short-term investments comprise debt and equity securities, which are classified as held-to-maturity securities or trading securities. Short-term investments are classified as held-to-maturity securities when the Company has the positive intent and ability to hold the securities to maturity. All of the Company's held-to-maturity securities are classified as current assets on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs. Trading securities are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in net earnings.

The Company reviews its short-term investments for other-than-temporary impairment based on the specific identification method. The Company considers available quantitative and qualitative evidence in evaluating potential impairment of its short-term investments. If the cost of an investment exceeds the investment's fair value, the Company considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, and the Company's intent and ability to hold the investment, in determining if impairment is needed.

Use of Estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenues and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Company's financial statements include impairment of goodwill and other intangible assets, purchase price allocation in business combinations, accruals for revenues, valuation of warrants, valuation allowance for deferred tax assets, valuation of contingent consideration for business acquisition and share-based compensation expense. Actual results could differ from those estimates.

Property and Equipment, Net

Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computer and transmission equipment	3 years
Furniture and office equipment	3 years
Motor vehicles	3 years
Leasehold improvements	Over the shorter of the lease term or useful lives
Communication equipment	1 year
Office building	20 years

Impairment of Long-lived Assets

Impairment of long-lived assets

Long-lived assets and certain identifiable intangible assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the fair value of the assets.

In the year of 2010 and 2011, the Company recognized an impairment loss of $5,730,579 and $3,927, respectively, relating to acquired intangible assets. No impairment loss was recorded for the year ended December 31, 2012.

Acquired Intangible Assets (Other Than Indefinite Lived Intangible Assets), Net

Acquired intangible assets (other than indefinite lived intangible assets), net

Acquired intangible assets, other than indefinite lived intangible assets, are carried at cost less accumulated amortization and impairment. The amortization of such acquired intangible assets is recognized over the expected useful lives of the assets.

Business Combinations

Business Combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition. For shares issued in a business combination, the Company has estimated the fair value as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

Goodwill and Indefinite-Lived Intangible Assets

Goodwill and indefinite-lived intangible assets

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized but is evaluated by the Company at least annually (at December 31) for impairment following a two-step process.

The first step compares the fair value of each reporting unit (operating segment or one level below an operating segment) to its carrying amount, including goodwill. As of December 31, 2011 and 2012, there were three reporting units, wireless value-added services ("WVAS"), mobile games and internet games. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit's goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The impairment losses of $3.0 million, $20.3 million and $nil were recorded for the years ended December 31, 2010, 2011 and 2012, respectively (see Note 11).

The Company has determined that the Company's trade names do not have determinable useful lives. Consequently, the carrying amounts of trade names are not amortized but are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Such impairment test consists of a comparison of the fair values of the trade names with their carrying amounts and an impairment loss is recognized if and when the carrying amounts of the trade names exceed their fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. No impairment of intangible assets with indefinite life was recorded during the years ended December 31, 2010, 2011 and 2012.

Long-term Investments

Long-term investments

For investments in investees over which the Company does not have significant influence, the Company carries the investments at cost. The Company reviews the long-term investments for impairment whenever events or circumstances indicate that an other-than-temporary decline has occurred. An impairment loss is recognized in earnings equal to the amount of the investment's carrying amount in excess of its fair value at the assessment date. The fair value of the investment would then become the new cost basis of the investment. Impairment losses of $1.5 million, $nil million and $nil were recorded for the years ended December 31, 2010, 2011 and 2012, respectively (see Note 10).

Revenue Recognition and Cost of Revenues

Revenue recognition and cost of revenues

The Company's revenues are derived from WVAS, mobile games service and internet games services.

(i)	WVAS

WVAS revenues are derived from providing personalized interactive entertainment, media and community services primarily to mobile phone customers of China Mobile Communication Corporation ("China Mobile"), China United Telecommunications Corporation ("China Unicom"), and China Telecommunications Corporation ("China Telecom") (collectively, the "Mobile Operator").

The Company contracts with the Mobile Operator for the transmission of WVAS as well as for billing and collection services. The Mobile Operator provides the Company with monthly statements that represent the principal evidence that service has been delivered and triggers revenue recognition for a substantial portion of the Company's revenues. In certain instances, when a statement is not received within a reasonable period of time, the Company makes an estimate of the revenues and cost of revenues for the period covered by the statement based on internally generated information, historical experience, verbal communication with Mobile Operator, and/or other assumptions that are believed to be reasonable under the circumstances.

The Mobile Operator remits to the Company only amounts net of the following items: (1) allowance that Mobile Operator has made for the doubtful debts in respect of the amounts due to the Company from its customers, (2) the Mobile Operator's fees for the services provided to the Company, including billing and collection services, and (3) the Mobile Operator's transmission charges. China Unicom and China Telecom do not provide an itemized analysis of their remittances and the Company is therefore unable to determine what allowance, if any, for doubtful or bad debts should be recorded with respect to services delivered through them. China Mobile occasionally specifies the allowance it makes for doubtful debts. As a result, the Company's revenue recognition is based upon the amounts reported on the Mobile Operator's monthly statements, which are net of doubtful debts and represent the amounts the Company reasonably believes will be collected.

The Company records the following fees paid to the Mobile Operator as cost of revenues:

•	Service fees paid to the Mobile Operator which are charged to the Company as a percentage, ranging from 15% to 60%, of gross revenues less bad debts.

•	Fixed transmission fees that are charged on a basis of each transmission (regardless whether the customers can be billed or pay the Mobile Operator).

In addition, cost of revenues includes amounts paid to content providers and certain payments to handset manufacturers with whom the Company has cooperation agreements.

(ii)	Mobile games

The mobile games revenues are derived from feature phone revenues and smart phone revenues.

Feature phone revenues

The Company recognizes feature phone revenues from providing mobile games services on the platforms of Mobile Operator. Mobile phone users download the mobile games in the same manner as the WVAS and the Company recognizes revenues from such feature phone mobile games services in the same way as the WVAS revenues are recognized.

Smart phone revenues

The Company recognizes smart phone revenues from providing mobile games services on platforms such as global iOS and Android platforms. Smart phone users download the mobile games on iOS and Android platform. The Company adopts the item-based revenue model. The basic game play functions are free of charge, and players are charged for purchases of in-game items. Revenues from the sales of in-game items are recognized when the items are consumed by the customers.

(iii)	Internet games

The internet games revenues are primarily derived from internet games operation revenues and licensing revenues.

Online game operation revenues

The Company adopts the item-based revenue model. The basic game play functions are free of charge, and players are charged for purchases of in-game items. Revenues from the sales of in-game items are recognized when the items are consumed by the customers or over the estimated lives of the items.

Cash received but not converted into in-game money is initially recorded as advances from customers, which are transferred as deferred revenue upon conversion into in-game money.

Revenues from licensing arrangement

The Company enters into licensing arrangements with various licensees who provide the internet games services in PRC and overseas. A licensing arrangement usually includes license of the games and support and maintenance services after the commercial launch of the games, which include bug fixes, technical support via telephone and site visit, and unspecified upgrades on a when-and-if-available basis for certain period. The licensees pay non-refundable upfront fee for the license and support and maintenance services.

For the licensing arrangements, the vendor specific objective evidence ("VSOE") of fair value of the support and maintenance services, which is the last element to be delivered, has been established based on renewal prices. Therefore, under the residual method, the amount of consideration allocated to the license of games equals the total arrangement consideration less the fair value of the support and maintenance services, which is fully recognized as revenue from license of games upon the commercial launch of the games by the licensee. The arrangement consideration allocated to the support and maintenance services is recognized as revenue from support and maintenance services ratably over the service period, which is usually one year.

For the licensing arrangements entered prior to the establishment of the VSOE of fair value of the support and maintenance services, the entire licensing arrangement is accounted for as one accounting unit resulting in the upfront fee being recognized on a straight line basis over the support and maintenance services period beginning the commercial launch of the games by the licensee.

According to certain licensing arrangements, the Group is also entitled to ongoing usage-based royalties determined based on the amount charged to the players' accounts or services payable by players in a given country or region. The usage-based royalties are recognized when they are earned, provided that the collection is probable.

Allowance for Credit Losses

Allowance for credit losses

The allowance for credit losses related to accounts receivable is maintained at a level considered by management to be adequate to absorb an estimate of probable future losses existing at the balance sheet date. In estimating probable losses, the Company reviews accounts that are past due or in bankruptcy and accounts that may have higher credit risk using information available about the customer. The Company arrives at an estimated loss for specific doubtful accounts. This process is based on estimates, and ultimate losses may differ from those estimates. Receivable balance is written off when the Company determines that the balance is uncollectible. Subsequent recoveries, if any, are credited to the allowance when received. The Company considers an accounts receivable balance past due when payment has not been received within the stated terms. The charges related to allowance for credit losses for the years ended December 31, 2010, 2011 and 2012 were $45,857, $222,007 and $5,626, respectively.

Movement of allowance for credit losses is as follows:

	Balance at	Charged to		Balance at
	beginning of the year	expense	Written-off	end of the year
2010	$-	$45,857	$(45,857)	$-
2011	$-	$222,007	$-	$222,007
2012	$222,007	$5,626	$(222,007)	$5,626

The allowance for credit losses arising from end users in WVAS and mobile games services has been net off with account receivables in the monthly statements provided by the Mobile Operator. The Company has not experienced any significant credit losses related to the net receivables in monthly statements provided by Mobile Operator.

Operating Leases

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease period.

Government Subsidies

Government subsidies

The Company receives subsidies from the local government authorities as incentives for local area development and technology development. The Company records the government subsidies that are receivable as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related costs, as income in the period in which such subsidies are received. The Company received total government subsidies of $337,663, $319,319 and $301,359 and recognized such amounts as income for the years ended December 31, 2010, 2011 and 2012, respectively.

Foreign Currency Translation

Foreign currency translation

The functional and reporting currency of KongZhong is US dollar. The functional currency of the Company's subsidiaries and VIEs in the PRC is Renminbi ("RMB").

Assets and liabilities are translated from each entity's functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations.

Product Development Expenses

Product development expenses

Product development expenses which consist primarily of the compensation and related costs for employees associated with the development and programming of mobile data content and internet games content are expensed as incurred.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive income

Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments. Comprehensive income is reported in the statements of comprehensive income.

The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Company on January 1, 2012.

Advertising Costs

Advertising costs

The Company expenses advertising costs as incurred. Total advertising expenses were $1,097,040, $1,465,272 and $5,802,006 for the years ended December 31, 2010, 2011 and 2012, respectively, and have been included as part of selling and marketing expenses.

Share-based Compensation

Share-based compensation

Share-based compensation with employees is measured based on the grant date fair value of the equity instrument. The Company recognizes the compensation costs net of a forfeiture rate on a straight-line basis over the requisite service period of the award, with the amount of compensation expenses recognized in any period not less than the portion of the grant date fair value of the options vested during that period, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change.

Net Income (Loss) Per Share

Net income (loss) per share

Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of ordinary shares outstanding during the year. Diluted net income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of the stock options, nonvested shares and warrant is computed using treasury stock method. The dilutive effect of the convertible senior notes is computed using as-if converted method.

Warrants

Warrants

Warrants which give the holder the right to exercise the warrant for a share instrument which is not redeemable by the Company are classified as a financial instrument in the balance sheet. Warrants are measured at fair value at the date of issuance and are not remeasured at subsequent reporting dates.

Recently Issued Accounting Standards Adopted

Recently issued accounting standards adopted

In May 2011, the Financial Accounting Standards Board ("FASB") issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•	Highest-and-best-use and valuation-premise concepts for nonfinancial assets - the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.
•	Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.
•	Premiums or discounts in fair value measure - the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.
•	Fair value of an instrument classified in a reporting entity's stockholders' equity - the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.
•	Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

o	For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

o	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The adoption of this guidance did not have a significant effect on the Company's consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011.The Company adopted this guidance on January 1, 2012 and has presented a single continuous consolidated statements of comprehensive income since that date.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and non-public, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity's financial statements for the most recent annual or interim period have not yet been issued. The adoption of this pronouncement did not have a significant effect on the Company's consolidated financial statements, as it chose to directly perform the two-step goodwill impairment test for 2012.

In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. The guidance was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The adoption of this guidance did not have a significant effect on the Company's consolidated financial statements.

Recent Accounting Pronouncements Not Yet Adopted

Recent accounting pronouncements not yet adopted

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In February 2013, the FASB has issued an authoritative pronouncement related to Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this pronouncement do not change the current requirements for reporting net income or other comprehensive income in financial statements. The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Early adoption is permitted. The Company does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In March 2013, the FASB has issued an authoritative pronouncement related to parent's accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment. Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events. The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity's fiscal year of adoption. The Company does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.